ING Funds Trust

ING High Yield Bond Fund (“Fund”)

Supplement dated February 23, 2007

to the Class A, Class B, Class C, and Class M Prospectus (“Prospectus”)

dated July 31, 2006

Effective March 1, 2007, Randall Parrish is named Portfolio Manager to the Fund and Greg Jacobs and Kurt Kringelis are removed as Portfolio Managers to the Fund.

1.               All references to Greg Jacobs and Kurt Kringelis are removed from the Prospectus.

2.               The section entitled “Management of the Funds – Adviser and Sub-Adviser – ING High Yield Bond” on page 28 of the Prospectus is hereby deleted and replaced with the following:

ING High Yield Bond Fund

The following individual is responsible for the day-to-day management of ING High Yield Bond Fund:

Randall Parrish, CFA and Portfolio Manager has managed the Fund since March 2007. Mr. Parrish has over 14 years of investment experience. For the past 6 years, Mr. Parrish has been a senior analyst on the ING Investment Management High Yield Team focusing on the media and retail/consumer sectors.  Prior to joining ING Investment Management Co. in 2001, he was a corporate banker in leveraged finance with SunTrust Bank and predecessors to Bank of America.

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ING Funds Trust

ING High Yield Bond Fund (“Fund”)

Supplement dated February 23, 2007

to the Class A, Class B, Class C, Class I, Class M, Class O, Class R, and Class Q shares

Statement of Additional Information (“SAI”)

dated July 31, 2006

Effective March 1, 2007, Randall Parrish is named Portfolio Manager to the Fund and Greg Jacobs and Kurt Kringelis are removed as Portfolio Managers to the Fund.

1.               All references to Greg Jacobs and Kurt Kringelis are removed from the SAI.

2.               The tables entitled “Other Accounts Managed” and “Ownership of Securities” on page 77 and page 79, respectively, under the section entitled “Sub-Adviser – Portfolio Managers – ING Classic Money Market Fund, ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund” are amended to add the following, respectively:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Randall Parrish (1)	2	$273,237,024	2	$489,826,620	0	0

(1) Value of the accounts as of December 31, 2006.

Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Randall Parrish (1)	None

(1) As of December 31, 2006.

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